Note 18 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
18.	SUPPLEMENTAL CASH FLOW INFORMATION

	2019	2018	2017
Income taxes and other taxes paid	$183,288	$189,534	$178,022
Interest paid	$83,750	$51,898	$41,650